UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     January 26, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $416,967 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    19488    19390 SH       SOLE                        0        0    19390
ALZA CORP                      SDCV 7/2         02261WAB5     9130    10230 PRN      SOLE                        0        0        0
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    32292    33575 SH       SOLE                        0        0    33575
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    26063    26640 SH       SOLE                        0        0    26640
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    18626    23255 SH       SOLE                        0        0    23255
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    10203    10320 SH       SOLE                        0        0    10320
CSX CORP                       DBCV 10/3        126408GA5     2772     2405 PRN      SOLE                        0        0        0
DANAHER CORP DEL               NOTE 1/2         235851AF9     3949     4500 PRN      SOLE                        0        0        0
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     5147     4915 SH       SOLE                        0        0     4915
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    27686    28316 SH       SOLE                        0        0    28316
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    17101    20065 SH       SOLE                        0        0    20065
FISHER SCIENTIFIC INTL INC     NOTE 3.250% 3/0  338032AX3     3764     3325 SH       SOLE                        0        0     3325
GENERAL MTRS CORP              DEB SR CONV B    370442733      517   147650 SH       SOLE                        0        0   147650
INTEL CORP                     SDCV 2.950%12/1  458140AD2    23058    26575 SH       SOLE                        0        0    26575
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    27987    29990 SH       SOLE                        0        0    29990
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46    29797    27590 PRN      SOLE                        0        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     6665     5540 SH       SOLE                        0        0     5540
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    24065    29170 SH       SOLE                        0        0    29170
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3     8858     9755 SH       SOLE                        0        0     9755
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5    12428    11615 SH       SOLE                        0        0    11615
PROLOGIS                       NOTE 1.875%11/1  743410AR3     3234     7070 SH       SOLE                        0        0     7070
PRUDENTIAL FINL INC            FRNT 12/1        744320AJ1    31007    32740 SH       SOLE                        0        0    32740
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     4559     3660 PRN      SOLE                        0        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    20200    20590 SH       SOLE                        0        0    20590
US BANCORP DEL                 DBCV 9/2         902973AQ9     5912     6664 SH       SOLE                        0        0     6664
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3     6635     8910 SH       SOLE                        0        0     8910
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     7445    10500 SH       SOLE                        0        0    10500
WYETH                          DBCV 1/1         983024AD2    28379    28175 SH       SOLE                        0        0    28175